Fair Value Measurement (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability as of, Beginning balance	$ 858	$ 705
New warrant liabilities
Decrease in fair value of warrant liability	208	153
Warrant liability as of, Ending balance	$ 650	$ 858